Other Assets and Liabilities (Summarized Financial Information of Morgan Stanley) (Detail) - Morgan Stanley [Member] - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Equity Method Investment, Summarized Financial Information, Assets
Trading assets	¥ 29,484	¥ 29,392
Securities purchased under agreements to resell	11,405	10,718
Securities borrowed	7,868	15,416
Total assets	103,149	97,223
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	25,601	19,948
Customer and other payables	21,556	21,431
Borrowings	21,206	21,165
Total liabilities	93,656	88,134
Noncontrolling interests	149	130
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	4,415	4,365	¥ 4,354
Total non-interest expenses	3,275	3,170	3,133
Income from continuing operations before income taxes	1,140	1,195	1,221
Net income applicable to Morgan Stanley	¥ 903	¥ 944	¥ 759